Gold Prepay Loan	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Gold Prepay Loan	Gold Prepay Loan
In September 2016, the Orion Fund II Portfolio provided a $42.2 million senior-secured gold prepay facility to Premier Gold Mines Limited (“Premier”). The investment is secured by the assets of the Mercedes mine and the South Arturo mine. Under this arrangement, Orion Fund II Portfolio obtained the right to receive 2,450 ounces (“oz.”) of gold in kind and interest of 6.5% payable quarterly in cash.
On March 4, 2020, Orion Fund II Portfolio increased the principal amount outstanding under its existing gold prepay agreement by $15.5 million with Premier and extended the maturity date to June 30, 2023 being required to deliver each quarter 2,450 ounces of refined gold to Orion Fund II Portfolio until June 30, 2020, and 1,000 ounces of refined gold thereafter, until an aggregate of 16,900 ounces of refined gold (inclusive of the ounces remaining under the existing gold prepay agreement) have been delivered to the Company. As per the adjustments to the quarterly gold quantity and aggregate gold quantity clause of the agreement ("Threshold Gold Price Clause"), if the quarterly average gold price is greater than $1,650 per ounce, then the aggregate gold quantity deliverable is reduced by 100 ounces of refined gold, effective as of the first day of the next quarter (and if the quarterly average gold price is less than $1,350 per ounce, then the aggregate gold quantity deliverable is increased by 100 ounces of refined gold). As at December 31, 2020, an aggregate of 10,000 ounces of refined gold remained to be delivered under the gold prepay agreement before adjustment to Threshold Gold Price Clause.

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Opening balance	6,842	17,380

Increase in principal of gold prepay loan	15,500	—
Gold deliveries	(11,674)	(13,996)
Interests	(965)	(832)
Change in fair value	5,454	4,290

Closing balance	15,157	6,842
Interests include interests receivable of nil in 2020 (2019 - $140,000).
Based on the gold delivery schedule, current and non-current portions of the gold prepay loan are as follows:

	December 31, 2020	December 31, 2019
	$	$
Total	15,157	6,842
Less: current portion	(6,920)	(6,842)
Non-current portion	8,237	—